Pioneer Select Mid Cap Growth Fund
Schedule of Investments  |  February 28, 2022

A: PGOFX	C: GOFCX	K: PSMKX	R: PGRRX	Y: GROYX

Schedule of Investments  |  2/28/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 100.0% of Net Assets
	Air Freight & Logistics — 0.4%
91,167	CH Robinson Worldwide, Inc.	$ 8,814,026
	Total Air Freight & Logistics	$8,814,026
	Banks — 1.4%
140,111(a)	Metropolitan Bank Holding Corp.	$ 14,326,350
51,846	Signature Bank/New York NY	17,881,167
	Total Banks	$32,207,517
	Beverages — 0.5%
163,582(a)	Celsius Holdings, Inc.	$ 10,451,254
	Total Beverages	$10,451,254
	Biotechnology — 3.0%
166,509(a)	Alnylam Pharmaceuticals, Inc.	$ 26,283,446
331,117(a)	Fate Therapeutics, Inc.	11,440,092
63,443(a)	Mirati Therapeutics, Inc.	5,601,382
305,108(a)	Natera, Inc.	20,060,851
296,614(a)	Replimune Group, Inc.	4,757,689
	Total Biotechnology	$68,143,460
	Building Products — 1.8%
532,079	Johnson Controls International Plc	$ 34,563,852
81,278(a)	Trex Co., Inc.	7,464,571
	Total Building Products	$42,028,423
	Capital Markets — 3.7%
29,381	MarketAxess Holdings, Inc.	$ 11,206,795
98,226	MSCI, Inc.	49,279,002
289,067	Tradeweb Markets, Inc., Class A	24,420,380
	Total Capital Markets	$84,906,177
	Chemicals — 1.1%
49,927	Albemarle Corp.	$ 9,780,200
608,691	Element Solutions, Inc.	14,961,625
	Total Chemicals	$24,741,825
	Commercial Services & Supplies — 0.5%
96,920(a)	Copart, Inc.	$ 11,909,530
	Total Commercial Services & Supplies	$11,909,530
	Communications Equipment — 1.3%
131,512	Motorola Solutions, Inc.	$ 28,989,190
	Total Communications Equipment	$28,989,190
1Pioneer Select Mid Cap Growth Fund |  | 2/28/22

Shares		Value
	Consumer Finance — 0.2%
27,974(a)	Upstart Holdings, Inc.	$ 4,419,612
	Total Consumer Finance	$4,419,612
	Distributors — 0.7%
33,446	Pool Corp.	$ 15,337,667
	Total Distributors	$15,337,667
	Electrical Equipment — 4.6%
189,265(a)	Generac Holdings, Inc.	$ 59,707,429
121,014(a)	Plug Power, Inc.	3,060,444
91,673	Regal Rexnord Corp.	14,699,766
46,565	Rockwell Automation, Inc.	12,413,298
512,855(a)	Sunrun, Inc.	13,990,684
	Total Electrical Equipment	$103,871,621
	Electronic Equipment, Instruments & Components — 4.1%
563,031	Amphenol Corp., Class A	$ 42,795,987
115,061	CDW Corp.	19,843,420
1,190,870(a)	Flex, Ltd.	19,637,446
290,332	National Instruments Corp.	11,656,830
	Total Electronic Equipment, Instruments & Components	$93,933,683
	Energy Equipment & Services — 1.0%
463,582	Cactus, Inc., Class A	$ 23,485,064
	Total Energy Equipment & Services	$23,485,064
	Entertainment — 1.9%
170,707(a)	Live Nation Entertainment, Inc.	$ 20,624,820
73,932(a)	Roku, Inc.	10,315,732
78,138(a)	Spotify Technology S.A.	12,204,374
	Total Entertainment	$43,144,926
	Equity Real Estate Investment Trusts (REITs) — 0.4%
620,972	Macerich Co.	$ 9,500,872
	Total Equity Real Estate Investment Trusts (REITs)	$9,500,872
	Food & Staples Retailing — 0.9%
326,016(a)	BJ's Wholesale Club Holdings, Inc.	$ 20,496,626
	Total Food & Staples Retailing	$20,496,626
	Food Products — 1.8%
103,830	Bunge, Ltd.	$ 10,855,427
Pioneer Select Mid Cap Growth Fund |  | 2/28/222

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Shares		Value
	Food Products — (continued)
68,571	Hershey Co.	$ 13,869,170
670,375(a)	Nomad Foods, Ltd.	16,880,043
	Total Food Products	$41,604,640
	Health Care Equipment & Supplies — 6.0%
66,420(a)	Dexcom, Inc.	$ 27,491,902
25,462(a)	IDEXX Laboratories, Inc.	13,554,696
106,409(a)	Insulet Corp.	28,165,398
70,571(a)	Penumbra, Inc.	15,648,414
169,437	ResMed, Inc.	41,808,580
13,924(a)	Shockwave Medical, Inc.	2,467,750
19,553	Teleflex, Inc.	6,575,869
	Total Health Care Equipment & Supplies	$135,712,609
	Health Care Providers & Services — 2.2%
83,966(a)	Amedisys, Inc.	$ 13,454,712
118,935(a)	Molina Healthcare, Inc.	36,497,583
	Total Health Care Providers & Services	$49,952,295
	Health Care Technology — 1.4%
142,073(a)	Veeva Systems, Inc., Class A	$ 32,541,821
	Total Health Care Technology	$32,541,821
	Hotels, Restaurants & Leisure — 5.6%
622,988(a)	Brinker International, Inc.	$ 26,501,910
20,572(a)	Chipotle Mexican Grill, Inc.	31,338,356
483,699(a)	DraftKings, Inc., Class A	11,453,992
103,618(a)	Expedia Group, Inc.	20,320,526
130,465(a)	Penn National Gaming, Inc.	6,699,378
594,202	Wendy's Co.	13,512,153
53,456	Wingstop, Inc.	7,769,830
120,583	Wyndham Hotels & Resorts, Inc.	10,419,577
	Total Hotels, Restaurants & Leisure	$128,015,722
	Household Durables — 1.1%
68,196	DR Horton, Inc.	$ 5,823,938
87,392(a)	TopBuild Corp.	18,761,315
	Total Household Durables	$24,585,253
	Interactive Media & Services — 1.6%
160,901(a)	IAC/InterActive Corp.	$ 18,464,999
167,399(a)	Match Group, Inc.	18,663,314
	Total Interactive Media & Services	$37,128,313
3Pioneer Select Mid Cap Growth Fund |  | 2/28/22

Shares		Value
	Internet & Direct Marketing Retail — 0.1%
21,966(a)	Wayfair, Inc., Class A	$ 3,094,350
	Total Internet & Direct Marketing Retail	$3,094,350
	IT Services — 4.5%
44,374(a)	Block, Inc.	$ 5,657,685
158,447(a)	Cloudflare, Inc., Class A	18,446,399
34,428(a)	EPAM Systems, Inc.	7,152,417
462,745	Genpact, Ltd.	19,361,251
37,813(a)	MongoDB, Inc.	14,444,188
81,369(a)	Okta, Inc.	14,877,508
6,000(a)	Shopify, Inc., Class A	4,165,302
81,413(a)	Twilio, Inc., Class A	14,230,992
54,598(a)	Wix.com, Ltd.	5,000,085
	Total IT Services	$103,335,827
	Leisure Products — 0.4%
335,407(a)	Peloton Interactive, Inc., Class A	$ 9,746,927
	Total Leisure Products	$9,746,927
	Life Sciences Tools & Services — 3.7%
130,171(a)	10X Genomics, Inc., Class A	$ 10,605,031
232,319	Agilent Technologies, Inc.	30,285,105
286,188	Bruker Corp.	20,139,050
76,963(a)	Charles River Laboratories International Inc	22,408,547
	Total Life Sciences Tools & Services	$83,437,733
	Machinery — 2.5%
138,544(a)	Middleby Corp.	$ 24,608,185
176,599	Oshkosh Corp.	19,609,553
287,000	Shyft Group, Inc.	11,597,670
	Total Machinery	$55,815,408
	Marine — 0.2%
86,092(a)	Kirby Corp.	$ 5,608,894
	Total Marine	$5,608,894
	Media — 0.5%
63,006	Nexstar Media Group, Inc., Class A	$ 11,659,260
	Total Media	$11,659,260
	Metals & Mining — 0.9%
422,522	Freeport-McMoRan, Inc.	$ 19,837,408
	Total Metals & Mining	$19,837,408
Pioneer Select Mid Cap Growth Fund |  | 2/28/224

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Shares		Value
	Multiline Retail — 0.9%
100,807	Dollar General Corp.	$ 19,994,059
	Total Multiline Retail	$19,994,059
	Oil, Gas & Consumable Fuels — 1.2%
217,611	APA Corp.	$ 7,753,480
423,534	Occidental Petroleum Corp.	18,521,142
	Total Oil, Gas & Consumable Fuels	$26,274,622
	Professional Services — 3.4%
2,453,774(a)	Clarivate Plc	$ 36,757,535
151,379	Thomson Reuters Corp.	15,296,848
136,460	Verisk Analytics, Inc.	24,199,816
	Total Professional Services	$76,254,199
	Real Estate Management & Development — 1.2%
283,782(a)	CBRE Group, Inc., Class A	$ 27,484,287
	Total Real Estate Management & Development	$27,484,287
	Road & Rail — 0.9%
190,646	TFI International, Inc.	$ 19,882,471
	Total Road & Rail	$19,882,471
	Semiconductors & Semiconductor Equipment — 7.2%
188,944(a)	Advanced Micro Devices, Inc.	$ 23,304,353
103,731(a)	Enphase Energy, Inc.	17,291,958
75,320	Entegris, Inc.	9,827,754
31,528	Lam Research Corp.	17,698,243
253,474	Marvell Technology, Inc.	17,319,878
346,011	Micron Technology, Inc.	30,746,537
162,716	MKS Instruments, Inc.	24,505,030
72,406(a)	SolarEdge Technologies, Inc.	23,127,924
	Total Semiconductors & Semiconductor Equipment	$163,821,677
	Software — 17.7%
29,738(a)	ANSYS, Inc.	$ 9,640,762
72,811(a)	Atlassian Corp. Plc, Class A	22,259,779
81,753(a)	Avalara, Inc.	8,494,954
58,995(a)	Bill.com Holdings, Inc.	14,033,731
145,192(a)	Crowdstrike Holdings, Inc., Class A	28,342,930
163,149(a)	Datadog, Inc., Class A	26,284,935
136,762(a)	DocuSign, Inc.	16,196,724
99,419(a)	Guidewire Software, Inc.	8,763,785
27,243(a)	HubSpot, Inc.	14,302,575
507,934	NortonLifeLock, Inc.	14,719,927
260,316(a)	Palantir Technologies, Inc., Class A	3,084,745
83,182(a)	Palo Alto Networks, Inc.	49,430,904
5Pioneer Select Mid Cap Growth Fund |  | 2/28/22

Shares		Value
	Software — (continued)
33,348(a)	Paycom Software, Inc.	$ 11,311,975
37,894(a)	ServiceNow, Inc.	21,975,489
108,183(a)	Splunk, Inc.	12,776,412
273,725	SS&C Technologies Holdings, Inc.	20,521,163
170,795(a)	Synopsys, Inc.	53,354,650
285,402(a)	Trade Desk, Inc., Class A	24,350,499
265,311(a)	Zendesk, Inc.	30,953,834
46,209(a)	Zscaler, Inc.	11,050,882
	Total Software	$401,850,655
	Specialty Retail — 4.0%
15,362(a)	AutoZone, Inc.	$ 28,625,397
103,826(a)	Burlington Stores, Inc.	23,453,255
178,932(a)	Floor & Decor Holdings, Inc., Class A	17,109,478
32,968(a)	Ulta Beauty, Inc.	12,346,516
189,783(a)	Victoria's Secret & Co.	10,178,062
	Total Specialty Retail	$91,712,708
	Textiles, Apparel & Luxury Goods — 2.1%
73,785(a)	Lululemon Athletica, Inc.	$ 23,606,773
550,089(a)	Skechers USA, Inc., Class A	25,293,092
	Total Textiles, Apparel & Luxury Goods	$48,899,865
	Trading Companies & Distributors — 1.4%
67,142	WW Grainger, Inc.	$ 32,030,763
	Total Trading Companies & Distributors	$32,030,763
	Total Common Stocks (Cost $1,672,236,457)	$2,276,663,239

	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
1,802,154(b)	Dreyfus Government Cash Management, Institutional Shares, 0.03%	$ 1,802,154
		$1,802,154
	TOTAL SHORT TERM INVESTMENTS (Cost $1,802,154)	$1,802,154
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $1,674,038,611)	$2,278,465,393
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(1,959,509)
	net assets — 100.0%	$2,276,505,884
Pioneer Select Mid Cap Growth Fund |  | 2/28/226

Schedule of Investments  |  2/28/22
(unaudited) (continued)
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 28, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,276,663,239	$—	$—	$2,276,663,239
Open-End Fund	1,802,154	—	—	1,802,154
Total Investments in Securities	$2,278,465,393	$—	$—	$2,278,465,393
During the period ended February 28, 2022, there were no transfers in or out of Level 3.
7Pioneer Select Mid Cap Growth Fund |  | 2/28/22